Related Party Transactions	12 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

17. RELATED PARTY TRANSACTIONS

Related parties

The following is a list of related parties which the Group has transactions with:

No.	Name of Related Parties	Relationship
1	Mrs. Qi Xiaoyu	Shareholder of the Company
2	Mr. Fuyunishiki Ryo	Director and shareholder of the Company
3	Mr. Wu Zhihua	Director, CEO and shareholder of the Company
4	Ms. Wu Shunyu	Department head of Digital Marketing Sales
5	Ishiyama	An equity method investee of the Group

Amounts due to related parties

Amount due to related parties consisted of the following for the periods indicated:

		As of September 30,
		2023	2022	2021
Mrs. Qi Xiaoyu	Expenses paid on behalf of the Group	$1,206,121	$935,581	$209,406
Mr. Fuyunishiki Ryo	Expenses paid on behalf of the Group	108,002	148,704	197,160
Mr. Wu Zhihua	Expenses paid on behalf of the Group	—	70,289	—
Ms. Wu Shunyu	Expenses paid on behalf of the Group	99,481	119,258	15,033
Ishiyama	Payable for subscription capital on long-term-investment	—	—	44,843
Total		$1,413,604	$1,273,832	$466,442

Amounts due from related parties

Amount due from related parties consisted of the following for the periods indicated:

		As of September 30,
		2023	2022	2021
Ishiyama	Expenses paid on behalf of Ishiyama	$—	$34,552	—

Related party transactions

	For the years ended September 30,
Nature	2023	2022	2021
Expenses paid on behalf of the Group by related parties

Mrs. Qi Xiaoyu	$1,480,137	$1,165,096	$207,352
Ms. Wu Shunyu	30,222	104,225	183,156
Mr. Fuyunishiki Ryo	218,038	78,240	61,094
Mr. Wu Zhihua	—	76,299	—
Total	$1,728,398	$1,424,460	$451,602

(Repayments)/Expenses paid on behalf of Ishiyama by the Group

Ishiyama	$(35,990)	$34,552	$—